PROSPECTUS
SUPPLEMENT
--------------------------------------------------------------------------------
SBL FUND
MEMBERS OF THE SECURITY BENEFIT GROUP OF COMPANIES
700 HARRISON, TOPEKA, KANSAS 66636-0001


                        SUPPLEMENT DATED NOVEMBER 2, 1998
                        TO PROSPECTUS DATED APRIL 1, 1998


   Effective November 2, 1998, OppenheimerFunds, Inc. became the sub-adviser to Series D. This Prospectus is amended as set forth below to reflect this change in the Series' sub-adviser and certain changes in the Series' investment policies.

   Under the section  "SERIES D (WORLDWIDE  EQUITY  SERIES)," the  references to
Lexington   Management   Corporation  as  the   Sub-Adviser  are  replaced  with
OppenheimerFunds, Inc. as the Sub-Adviser.

   The last paragraph under the section "SERIES D (WORLDWIDE EQUITY SERIES)" is deleted in its entirety and replaced with the following:

        Series D may from time to time employ or enter into the following investment practices. Series D may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. See the discussion of forward commitments under "Investment Methods and Risk Factors." Series D may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting its overall exposure to certain markets. The Series may purchase and write call and put options on securities, financial indices, and foreign currencies. The Series may write call and put options only on a "covered" basis. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5 percent of the Series' net asset value. See the discussion of "Forward Currency Transactions," "Futures Contracts and Related Options" and "Options" under "Investment Methods and Risk Factors."

        As a fundamental policy, for the purpose of realizing additional income, Series D may lend securities with a value of up to 33 1/3 percent of its total assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. For a discussion of the limitations on lending and risks of lending, see "Investment Methods and Risk Factors" -- "Lending of Portfolio Securities." The Series may purchase securities that are restricted as to disposition under the federal securities laws, provided that such securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Series' policy that not more than 10 percent of its total assets will be invested in illiquid securities. See the discussion of restricted securities under "Investment Methods and Risk Factors." The Series may enter into repurchase agreements which are described under "Investment Methods and Risk Factors." Series D also may invest in real estate investment trusts (REITs) which are described under "Investment Methods and Risk Factors."

   The sub-section "SHARES OF OTHER INVESTMENT COMPANIES" under "INVESTMENT METHODS AND RISK FACTORS," is deleted in its entirety and replaced with the following:

        Series D, K, M, N, O and X may invest in shares of other investment companies. A Series' investment in shares of other investment companies may not exceed immediately after purchase 10 percent of the Series' total assets and no more than 5 percent of its total assets may be invested in the shares of any one investment company.

   The second paragraph of the section "MANAGEMENT OF THE FUND" is deleted in its entirety and replaced with the following:

        The   Investment   Manager  has  engaged   OppenheimerFunds,   Inc.
     ("Oppenheimer"), Two World Trade Center, New York, New York 10048-0203, to provide certain investment advisory services to Series
     D. Pursuant to a sub-advisory agreement, Oppenheimer furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Series D and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager.

        Oppenheimer  is owned by Oppenheimer  Acquisition  Corp., a holding company that is owned in part by senior officers of Oppenheimer and controlled by Massachusetts Mutual Life Insurance Company. Oppenheimer has been providing investment advice since 1959. In addition, Oppenheimer and its subsidiaries currently manage investment companies with assets of more than $85 billion, and more than 4 million shareholder accounts.

        The Investment Manager has engaged Lexington Management Corporation ("Lexington"), Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663, to provide investment advisory services to Series K of the Fund. Pursuant to the agreement, Lexington furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Series K and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager. Lexington is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation with offices at Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of the outstanding shares of Lexington Global Asset Managers, Inc. Lexington which was established in 1938 currently serves as an investment adviser, sub-adviser and/or sponsor to 21 investment companies with varying objectives and manages over $3.8 billion in assets.

   The seventh and eighth paragraphs of the section "MANAGEMENT OF THE FUND" are deleted in their entirety and replaced with the following:

        Subject to the supervision and direction of the Fund's Board of Directors, the Investment Manager manages the Fund's portfolios in accordance with each Series' stated investment objective and policies and makes all investment decisions, except that as to Series D of the Fund, the Investment Manager supervises such management of the Series by Oppenheimer, as to Series K, supervises management of the Series by Lexington, as to Series M, supervises management of the Series by Meridian, as to Series N and O, supervises management of those Series by T. Rowe Price, and as to Series X, supervises management of the Series by Strong. As compensation for its management services, the Investment Manager receives on an annual basis, an amount equal to .75 percent of the average net assets of Series A, B, E, S, J, K, P, and V; .50 percent of the average net assets of Series C; and 1.00 percent of the average net assets of Series D, M, N, O, and X computed on a daily basis and payable monthly.

        The Investment Manager pays Oppenheimer an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series D and another series managed by the Investment Manager, computed on a daily basis as follows: 0.35 percent of the combined average daily net assets up to $300 million, plus 0.30 percent of such assets over $300 million up to $750 million and 0.25 percent of such assets over $750 million.

        The Investment Manager pays Lexington an annual fee equal to .35 percent of the average net assets of Series K for management services provided to Series K. For the services provided to Lexington by MFR, MFR, receives from Lexington, on an annual basis, a fee equal to .15 percent of the average net assets of Series K, calculated daily and payable monthly.

   The section "PORTFOLIO MANAGEMENT" is deleted in its entirety and replaced with the following:

        Steve Bowser, Second Vice President and Portfolio Manager of the Investment Manager, has co-managed SERIES E (HIGH GRADE INCOME SERIES) since June 1997 and the fixed-income portion of SERIES M'S (SPECIALIZED ASSET ALLOCATION SERIES) portfolio since January 1998. Prior to joining the Investment Manager in 1992, he was Assistant Vice President and Portfolio Manager with Federal Home Loan Bank of Topeka from 1989 to 1992. He was employed at the Federal Reserve Bank of Kansas City in 1988 and began his career with the Farm Credit System from 1982 to 1987, serving as Senior Financial Analyst and Assistant Controller. He graduated with a Bachelor of Science degree from Kansas State University in 1982. He is a Chartered Financial Analyst.

        Pat Boyle, Portfolio Manager at Meridian, has managed the equity portion of SERIES M'S (SPECIALIZED ASSET ALLOCATION SERIES) portfolio since August 1997. He has five years of investment experience and is a Chartered Financial Analyst. Mr. Boyle graduated from the University of Denver with a B.S.B.A. degree and an M.S. degree in Finance.

        David Eshnaur, Assistant Vice President and Portfolio Manager of the Investment Manager, has co-managed SERIES E (HIGH GRADE INCOME SERIES) and the fixed-income portion of SERIES M'S (SPECIALIZED ASSET ALLOCATION SERIES) portfolio since January 1998 and SERIES P (HIGH YIELD SERIES) since July 1997. Mr. Eshnaur has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he worked at Waddell & Reed in the positions of Assistant Vice President, Assistant Portfolio Manager, Senior Analyst, Industry Analyst and Account Administrator. Mr. Eshnaur earned a Bachelor of Arts degree in Business Administration from Coe College and an M.B.A. degree in Finance from the University of Missouri-Kansas City.

        Denis P. Jamison, CFA, Senior Vice President, Director Fixed Income Strategy of Lexington, has co-managed SERIES K (GLOBAL AGGRESSIVE BOND SERIES) since its inception in 1995. He is responsible for fixed-income portfolio management for Lexington. He is a member of the New York Society of Security Analysts. Mr. Jamison has more than 20 years investment experience. Prior to joining Lexington in 1981, Mr. Jamison had spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.

        Terry A. Milberger, Senior Vice President and Senior Portfolio Manager of the Investment Manager, has managed SERIES A (GROWTH SERIES) since 1989. Mr. Milberger has more than 20 years of investment experience. He began his career as an investment analyst in the insurance industry and from 1974 through 1978 he served as an assistant portfolio manager for the Investment Manager. He was then employed as Vice President of Texas Commerce Bank and managed its pension fund assets until he returned to the Investment Manager in 1981. Mr. Milberger holds a bachelor's degree in business and an M.B.A. from the University of Kansas and is a Chartered Financial Analyst. His investment philosophy is based on patience and opportunity for the long-term investor.

        Edmund M. Notzon, Managing Director of T. Rowe Price and a Senior Portfolio Manager in the firm's Taxable Bond Department, has managed SERIES N (MANAGED ASSET ALLOCATION SERIES) since its inception in 1995. He joined T. Rowe Price in 1989 and has been managing investments since 1991. Prior to joining T. Rowe Price, Mr. Notzon was Director of the Analysis and Evaluation Division at the U.S. Environmental Protection Agency.

        Ronald C. Ognar, Portfolio Manager of Strong, has managed SERIES X (SMALL CAP SERIES) since its inception in 1997. He is a Chartered Financial Analyst with more than 25 years of investment experience. Mr. Ognar joined Strong in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. Prior to his position at RCM Capital Management, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank. He is a graduate of the University of Illinois with a bachelor's degree in accounting.

        Michael Petersen, Vice President and Senior Portfolio Manager of the Investment Manager, has managed SERIES B (GROWTH-INCOME SERIES) since December 1997. Mr. Petersen has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he was Director of Equity Research and Fund Management at Old Kent Bank and Trust Corporation from 1988 to 1997. Prior to 1988, he was an Investment Officer at First Asset Management. Mr. Petersen earned a Bachelor of Science degree in Accounting from the University of Minnesota. He is a Chartered Financial Analyst.

        Maria Fiorini Ramirez, President and Chief Executive Officer of MFR, has managed SERIES K (GLOBAL AGGRESSIVE BOND SERIES) since its inception in 1995. She began her career as a credit analyst with American Express International Banking Corporation in 1968. In 1972, Ms. Ramirez moved to Banco Nazionale De Lavoro in New York. The following year, she started a ten year association with Merrill Lynch, serving as Vice President and Senior Money Market Economist. She joined Becker Paribas in 1984 as Vice President and Senior Money Market Economist before joining Drexel Burnham Lambert that same year as First Vice President and Money Market Economist. She was promoted to Managing Director of Drexel in 1986. From April 1990 to August 1992, Ms. Ramirez was the President and Chief Executive Officer of Maria Ramirez Capital Consultants, Inc., a subsidiary of John Hancock Freedom Securities Corporation. Ms. Ramirez established MFR in August 1992. She is known in international financial, banking and economic circles for her assessment of the interaction between global economic policy and political trends and their effect on investments. Ms. Ramirez holds a B.A. in Business Administration/Economics from Pace University.

        Brian C. Rogers, Managing Director and Portfolio Manager for T. Rowe Price, has managed SERIES O (EQUITY INCOME SERIES) since its inception in 1995. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

        James P. Schier, Assistant Vice President and Portfolio Manager of the Investment Manager, has managed SERIES J (EMERGING GROWTH SERIES) since January 1998 and SERIES V (VALUE SERIES) since its inception in 1997. He has 13 years experience in the investment field and is a Chartered Financial Analyst. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital
     Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an M.B.A. from Washington University.

        Cindy L. Shields, Assistant Vice President and Portfolio Manager of the Investment Manager, has managed SERIES S (SOCIAL AWARENESS SERIES) since 1994. She has eight years experience in the securities field. Ms. Shields has been a portfolio manager since 1994, and prior to that time, she served as a research analyst for the Investment Manager. She is a Chartered Financial Analyst. Ms. Shields graduated from Washburn University with a Bachelor of Business Administration degree, majoring in finance and economics. She joined the Investment Manager in 1989.

        Tom Swank, Vice President and Portfolio Manager of the Investment Manager, has co-managed SERIES P (HIGH YIELD SERIES) since its inception in 1996. He has over ten years of experience in the investment field. He is a Chartered Financial Analyst. Prior to joining the Investment Manager in 1992, he was an Investment Underwriter and Portfolio Manager for U.S. West Financial Services, Inc. from 1986 to 1992. From 1984 to 1986, he was a Commercial Credit Officer for United Bank of Denver. From 1982 to 1984, he was employed as a Bank Holding Company examiner for the Federal Reserve Bank of Kansas City - Denver Branch. Mr. Swank graduated from Miami University in Ohio with a Bachelor of Science degree in Finance in 1982 and earned a Master of Business Administration degree from the University of Colorado.

        William L. Wilby, Senior Vice President of Oppenheimer, became manager of SERIES D (WORLDWIDE EQUITY SERIES) in November 1998. Prior to joining Oppenheimer in 1991, he was an international investment strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, Mr. Wilby was a managing director and portfolio manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an international pension manager. Before starting his career in portfolio management, Mr. Wilby was an international financial economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and a Ph.D. in International Monetary Economics from the University of Colorado. He is a Chartered Financial Analyst.

SBL FUND
A Member of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001

                     SUPPLEMENT DATED NOVEMBER 2, 1998
                   TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED APRIL 1, 1998

   Effective November 2, 1998, OppenheimerFunds, Inc. became the sub-adviser to Series D and certain changes to Series D's fundamental investment limitations were approved by shareholders. This Statement of Additional Information is amended as set forth below to reflect these changes.

   The fifth paragraph of the section "WHAT IS SBL FUND," page 1, is deleted in its entirety and replaced with the following:

        Professional investment advice is provided to the Fund and to each Series by Security Management Company, LLC (the "Investment Manager"), which is ultimately controlled by SBL. The Investment Manager has engaged OppenheimerFunds, Inc. ("Oppenheimer') to provide investment advisory services to Series D of the Fund. The Investment Manager has engaged Lexington Management Corporation ("Lexington") to provide certain investment advisory services to Series K of the Fund. Lexington has entered into a sub-advisory contract with MFR Advisors, Inc. ("MFR") to provide Series K with investment and economic research services. The Investment Manager has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price") to provide certain investment advisory services to Series N and O. The Investment Manager has engaged Meridian Investment Management Corporation ("Meridian") to provide certain investment advisory services to Series M and Strong Capital Management, Inc. ("Strong") to provide certain investment advisory services to Series X.

   Under the section "SERIES D (WORLDWIDE EQUITY SERIES)," page 5, the references to Lexington Management Corporation as the Sub-Adviser are replaced with OppenheimerFunds, Inc. as the Sub-Adviser.

   The section "INVESTMENT POLICY LIMITATIONS," page 50, is amended by deleting all references to Series D. The section is further amended by adding the following:

        Series D's investment limitations are as follows:

      1. No Series will purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

      2. No Series will purchase more than 10% of the outstanding voting securities of any one issuer.

      3. No Series will purchase securities for the purpose of exercising control over the issuers thereof.

      4. No Series may act as underwriter of securities issued by others, except to the extent that the Series may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

      5.  No Series may borrow in excess of 33 1/3% of its total assets.

      6. No Series may lend any security or make any other loan if, as a result, more than 33 1/3% of the Series' total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective and policies, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

      7. No Series may concentrate investments in particular industries or make an investment in any one industry if, when added to its other investments, total investments in the same industry then held by the Series would exceed 25% of the value of its assets.

      8. No Series may purchase or sell interests in real estate except as are represented by securities of companies, including real estate trusts whose assets consist substantially of interests in real estate, including obligations secured by real estate or interests therein and which therefore may represent indirect interest in real estate.

      9. No Series may invest in commodities, except that as consistent with its investment objective and policies, a Series may: (a) purchase and sell options, forward contracts and futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in such activities.

     10. No Series may issue senior securities, except as permitted under the Investment Company Act of 1940.

        The following operating policies of Series D are not fundamental policies and may be changed by a vote of a majority of the Fund's Board of Directors without shareholder approval.

      1. The Series may borrow money or securities for any purpose except that borrowing up to 5% of the Series' total assets from commercial banks is permitted for emergency or temporary purposes.

      2. The Series does not currently intend to lend assets other than securities to other parties. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

      3. The Series does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. In addition, the Series does not currently intend to purchase securities on margin, except that the Series may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      4. The Series may not, except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Investment Manager, if, immediately after such purchase or acquisition, more than 10% of the value of the Series' total assets would be invested in such securities, more than 5% of the value of the Series' total assets would be invested in the securities of any one investment company, or the Series would own more than 3% of the total outstanding voting stock of another investment company.

   The fifth paragraph of the section "INVESTMENT MANAGEMENT," page 55, is deleted in its entirety and replaced with the following:

        The Investment Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc. ("Oppenheimer"), Two World Trade Center, New York, NY 10048-0203, to provide certain investment advisory services to Series D. Pursuant to this agreement, Oppenheimer furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Series D and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Fund's Board of Directors and the Investment Manager. For such services, the Investment Manager pays Oppenheimer an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series D and another series managed by the Investment Manager, Security Equity Fund, Global Series, computed on a daily basis as follows: 0.35 percent of the combined average daily net assets up to $300 million, plus 0.30 percent of such assets over $300 million up to $750 million and 0.25 percent of such assets over $750 million.

        Oppenheimer  is owned by Oppenheimer  Acquisition  Corp., a holding company that is owned in part by senior officers of Oppenheimer and controlled by Massachusetts Mutual Life Insurance Company. Oppenheimer has been providing investment advice since 1959. In addition, Oppenheimer and its subsidiaries currently manage investment companies with assets of more than $85 billion, and more than 4 million shareholder accounts.

        The Investment Manager has retained Lexington Management Corporation ("Lexington"), Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663, to furnish certain investment advisory services to Series K of the Fund pursuant to a Sub-Advisory Agreement, dated May 1, 1995. Pursuant to the agreement, Lexington furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Series K and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager. For such services, the Investment Manager pays Lexington an amount equal to .35% of the average net assets of Series K, computed on a daily basis and payable monthly. The Lexington Sub-Advisory Agreement may be terminated without penalty at any time by either party on 60 days' written notice and are automatically terminated in the event of assignment or in the event that the Investment Advisory Contract between the Investment Manager and the Fund is terminated, assigned or not renewed.

   The section "PORTFOLIO MANAGEMENT," page 58, is deleted in its entirety and replaced with the following:

        Steve Bowser, Second Vice President and Portfolio Manager of the Investment Manager, has co-managed SERIES E (HIGH GRADE INCOME SERIES) since June 1997 and the fixed-income portion of SERIES M'S (SPECIALIZED ASSET ALLOCATION SERIES) portfolio since January 1998. Prior to joining the Investment Manager in 1992, he was Assistant Vice President and Portfolio Manager with Federal Home Loan Bank of Topeka from 1989 to 1992. He was employed at the Federal Reserve Bank of Kansas City in 1988 and began his career with the Farm Credit System from 1982 to 1987, serving as Senior Financial Analyst and Assistant Controller. He graduated with a Bachelor of Science degree from Kansas State University in 1982. He is a Chartered Financial Analyst.

        Pat Boyle, Portfolio Manager at Meridian, has managed the equity portion of SERIES M'S (SPECIALIZED ASSET ALLOCATION SERIES) portfolio since August 1997. He has five years of investment experience and is a Chartered Financial Analyst. Mr. Boyle graduated from the University of Denver with a B.S.B.A. degree and an M.S. degree in Finance.

        David Eshnaur, Assistant Vice President and Portfolio Manager of the Investment Manager, has co-managed SERIES E (HIGH GRADE INCOME SERIES) and the fixed-income portion of SERIES M'S (SPECIALIZED ASSET ALLOCATION SERIES) portfolio since January 1998 and SERIES P (HIGH YIELD SERIES) since July 1997. Mr. Eshnaur has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he worked at Waddell & Reed in the positions of Assistant Vice President, Assistant Portfolio Manager, Senior Analyst, Industry Analyst and Account Administrator. Mr. Eshnaur earned a Bachelor of Arts degree in Business Administration from Coe College and an M.B.A. degree in Finance from the University of Missouri-Kansas City.

        Denis P. Jamison, C.F.A., Senior Vice President, Director Fixed Income Strategy of Lexington, has co-managed SERIES K (GLOBAL AGGRESSIVE BOND SERIES) since its inception in 1995. He is responsible for fixed-income portfolio management for Lexington. He is a member of the New York Society of Security Analysts. Mr. Jamison has more than 20 years investment experience. Prior to joining Lexington in 1981, Mr. Jamison had spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.

        Terry A. Milberger, Senior Vice President and Senior Portfolio Manager of the Investment Manager, has managed SERIES A (GROWTH SERIES) since 1989. Mr. Milberger has more than 20 years of investment experience. He began his career as an investment analyst in the insurance industry and from 1974 through 1978 he served as an assistant portfolio manager for the Investment Manager. He was then employed as Vice President of Texas Commerce Bank and managed its pension fund assets until he returned to the Investment Manager in 1981. Mr. Milberger holds a bachelor's degree in business and an M.B.A. from the University of Kansas and is a Chartered Financial Analyst. His investment philosophy is based on patience and opportunity for the long-term investor.

        Edmund M. Notzon, Managing Director of T. Rowe Price and a Senior Portfolio Manager in the firm's Taxable Bond Department, has managed SERIES N (MANAGED ASSET ALLOCATION SERIES) since its inception in 1995. He joined T. Rowe Price in 1989 and has been managing investments since 1991. Prior to joining T. Rowe Price, Mr. Notzon was Director of the Analysis and Evaluation Division at the U.S. Environmental Protection Agency.

        Ronald C. Ognar, Portfolio Manager of Strong, has managed SERIES X (SMALL CAP SERIES) since its inception in 1997. He is a Chartered Financial Analyst with more than 25 years of investment experience. Mr. Ognar joined Strong in April 1993 after two years as a principal and portfolio manager with RCM Capital Management. Prior to his position at RCM Capital Management, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank. He is a graduate of the University of Illinois with a bachelor's degree in accounting.

        Michael Petersen, Vice President and Senior Portfolio Manager of the Investment Manager, has managed SERIES B (GROWTH-INCOME SERIES) since December 1997. Mr. Petersen has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he was Director of Equity Research and Fund Management at Old Kent Bank and Trust Corporation from 1988 to 1997. Prior to 1988, he was an Investment Officer at First Asset Management. Mr. Petersen earned a Bachelor of Science degree in Accounting from the University of Minnesota. He is a Chartered Financial Analyst.

        Maria Fiorini Ramirez, President and Chief Executive Officer of MFR, has managed SERIES K (GLOBAL AGGRESSIVE BOND SERIES) since its inception in 1995. She began her career as a credit analyst with American Express International Banking Corporation in 1968. In 1972, Ms. Ramirez moved to Banco Nazionale De Lavoro in New York. The following year, she started a ten year association with Merrill Lynch, serving as Vice President and Senior Money Market Economist. She joined Becker Paribas in 1984 as Vice President and Senior Money Market Economist before joining Drexel Burnham Lambert that same year as First Vice President and Money Market Economist. She was promoted to Managing Director of Drexel in 1986. From April 1990 to August 1992, Ms. Ramirez was the President and Chief Executive Officer of Maria Ramirez Capital Consultants, Inc., a subsidiary of John Hancock Freedom Securities Corporation. Ms. Ramirez established MFR in August 1992. She is known in international financial, banking and economic circles for her assessment of the interaction between global economic policy and political trends and their effect on investments. Ms. Ramirez holds a B.A. in Business Administration/ Economics from Pace University.

        Brian C. Rogers, Managing Director and Portfolio Manager for T. Rowe Price, has managed SERIES O (EQUITY INCOME SERIES) since its inception in 1995. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

        James P. Schier, Assistant Vice President and Portfolio Manager of the Investment Manager, has managed SERIES J (EMERGING GROWTH SERIES) since January 1998 and SERIES V (VALUE SERIES) since its inception in 1997. He has 13 years experience in the investment field and is a Chartered Financial Analyst. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital
     Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an M.B.A. from Washington University.

        Cindy L. Shields, Assistant Vice President and Portfolio Manager of the Investment Manager, has managed SERIES S (SOCIAL AWARENESS SERIES) since 1994. She has eight years experience in the securities field. Ms. Shields has been a portfolio manager since 1994, and prior to that time, she served as a research analyst for the Investment Manager. She is a Chartered Financial Analyst. Ms. Shields graduated from Washburn University with a Bachelor of Business Administration degree, majoring in finance and economics. She joined the Investment Manager in 1989.

        Tom Swank, Vice President and Portfolio Manager of the Investment Manager, has co-managed SERIES P (HIGH YIELD SERIES) since its inception in 1996. He has over ten years of experience in the investment field. He is a Chartered Financial Analyst. Prior to joining the Investment Manager in 1992, he was an Investment Underwriter and Portfolio Manager for U.S. West Financial Services, Inc. from 1986 to 1992. From 1984 to 1986, he was a Commercial Credit Officer for United Bank of Denver. From 1982 to 1984, he was employed as a Bank Holding Company examiner for the Federal Reserve Bank of Kansas City - Denver Branch. Mr. Swank graduated from Miami University in Ohio with a Bachelor of Science degree in Finance in 1982 and earned a Master of Business Administration degree from the University of Colorado.

        William L. Wilby, Senior Vice President of Oppenheimer, became manager of SERIES D (WORLDWIDE EQUITY SERIES) in November 1998. Prior to joining Oppenheimer in 1991, he was an international investment strategist at Brown Brothers Harriman & Co. Prior to Brown Brothers, Mr. Wilby was a managing director and portfolio manager at AIG Global Investors. He joined AIG from Northern Trust Bank in Chicago, where he was an international pension manager. Before starting his career in portfolio management, Mr. Wilby was an international financial economist at Northern Trust Bank and at the Federal Reserve Bank in Chicago. Mr. Wilby is a graduate of the United States Military Academy and holds an M.A. and a Ph.D. in International Monetary Economics from the University of Colorado. He is a Chartered Financial Analyst.